14. EQUITY (Details) - Warrants - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Shares
Outstanding at beginning of period	15,473,398	6,900,356
Issued	2,853,359	9,276,066
Exercised	(468,649)	(158,026)
Forfeited	0	0
Expired	(61,018)	(544,998)
Outstanding at end of period	17,797,090	15,473,398
Exerciseable at end of period	17,797,090
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.326	$ 0.428
Issued	1.179	0.25
Exercised	(0.250)	(0.507)
Forfeited	0.000	0.00
Expired	(0.3501)	(0.250)
Outstanding at end of period	$ 0.454	$ 0.326